UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02546

Fidelity Commonwealth Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2020

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index Tracking Stock (to be renamed Fidelity® Nasdaq Composite Index ETF effective January 29, 2021)

Annual Report

November 30, 2020

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Premium/Discount Analysis (Unaudited)
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMXGroup, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Effective February 1, 2020, the fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (1940 Act), to the approximate extent the Index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

The fund's net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing mutual fund shares as of the close of regular trading hours on The Nasdaq Stock Market, normally 4:00 p.m. Eastern time (or NYSE if NASDAQ is closed). The fund's market price performance is based on the daily closing price of the shares of the fund on The Nasdaq Stock Market.

Cumulative total returns reflect performance over the period shown generally by adding one year's return — positive or negative — to the next year's return. NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any), at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The hypothetical investment and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Cumulative Total Returns

Periods ended November 30, 2020	Past 1 year	Past 5 year	Past 10 year
Fidelity® Nasdaq Composite Index Tracking Stock - NAV	41.87%	151.00%	440.16%
Fidelity® Nasdaq Composite Index Tracking Stock - Market Price	42.28%	151.76%	441.95%
Nasdaq Composite Index®	42.06%	152.05%	446.98%
S&P 500	17.46%	92.44%	277.03%

Average Annual Total Returns

For the periods ended November 30, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity® Nasdaq Composite Index Tracking Stock - NAV	41.87%	20.21%	18.37%
Fidelity® Nasdaq Composite Index Tracking Stock - Market Price	42.28%	20.28%	18.41%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite Index Tracking Stock - NAV on November 30, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Nasdaq Composite Index® and S&P 500 Index performed over the same period.

Period Ending Values
$54,016	Fidelity NASDAQ Composite Index® Tracking Stock - NAV
$54,698	Nasdaq Composite Index®
$37,703	S&P 500

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 17.46% for the year ending November 30, 2020, a volatile period marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. A rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend beginning March 24. Other supporting factors included resilient corporate earnings, near-term potential for a COVID-19 vaccine breakthrough and traction on a broader economic reopening. The rally lasted until September 2, when the S&P 500 began a two-month retreat. The loss of momentum reflected Congress’s inability to reach a deal on additional fiscal stimulus, as well as concerns about election uncertainty, indications the U.S. economic recovery was stalling and a new wave of COVID-19 cases. November was a much different story, as investors reacted favorably to election results and encouraging updates on the efficacy of two COVID-19 vaccine candidates. The index rose 11%, one of its biggest monthly gains ever. By sector for the full year, information technology (+42%) and consumer discretionary (+34%) led, driven by a handful of large growth stocks. In contrast, energy shares (-33%) struggled along with global oil demand and pricing.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year ending November 30, 2020, the fund gained 41.87%, roughly in line with the 42.06% advance of the benchmark NASDAQ Composite Index. The ETF's market price rose 42.28% over the same time frame. By sector, information technology rose about 52% and contributed most, followed by consumer discretionary, which gained roughly 80%. The communication services sector rose 34%, boosted by the media & entertainment industry (+34%); health care gained 28%; and industrials advanced 18%. Other notable contributors included the consumer staples (+13%), real estate (+13%), utilities (+5%), and materials (+8%) sectors. In contrast, stocks in the financials sector returned roughly -6% and detracted most. This group was hampered by the banks (-11%) industry. Energy (-32%) also hurt. Turning to individual stocks, the top contributor was Apple (+80%), from the technology hardware & equipment industry, followed by Amazon.com (+76%), within the retailing category. In software & services, Microsoft advanced 43% and Alphabet (+35%) from the media & entertainment segment also helped. Nvidia, within the semiconductors & semiconductor equipment group, rose about 148% and boosted the fund. In contrast, the biggest individual detractor was Intel (-14%), from the semiconductors & semiconductor equipment category, followed by Walgreens Boots Alliance (-34%), which is in the food & staples retailing industry. Within transportation, United Airlines Holdings returned roughly -52% and hurt. Other detractors were Biogen (-19%), a stock in the pharmaceuticals, biotechnology & life sciences segment, and CME (-11%), from the diversified financials group.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On January 29, 2021, the fund's name will become Fidelity Nasdaq Composite Index ETF.

Premium/Discount Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite Index® Tracking Stock (the fund) are listed on The Nasdaq Stock Market® and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on The Nasdaq Stock Market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Period Ended From December 1, 2015 to November 30, 2020

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	363	28.81%	814	64.60%
25 - <50	14	1.11%	61	4.84%
50 - <75	0	--	5	0.40%
75 - <100	0	--	1	0.08%
100 or above	0	--	2	0.16%
Total	377	29.92%	883	70.08%

Investment Summary (Unaudited)

Top Ten Stocks as of November 30, 2020

% of fund's net assets
Apple, Inc.	10.8
Microsoft Corp.	8.6
Amazon.com, Inc.	8.4
Facebook, Inc. Class A	3.5
Alphabet, Inc. Class C	3.1
Tesla, Inc.	2.8
Alphabet, Inc. Class A	2.8
NVIDIA Corp.	1.7
PayPal Holdings, Inc.	1.3
Comcast Corp. Class A	1.3
44.3

Top Market Sectors as of November 30, 2020

% of fund's net assets
Information Technology	42.0
Consumer Discretionary	17.1
Communication Services	16.6
Health Care	10.4
Financials	3.8
Consumer Staples	3.7
Industrials	3.6
Real Estate	1.0
Utilities	0.8
Materials	0.3

Asset Allocation (% of fund's net assets)

As of November 30, 2020 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 5.3%

Schedule of Investments November 30, 2020

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 16.6%
Diversified Telecommunication Services - 0.2%
ATN International, Inc.	1,894	$92,692
Bandwidth, Inc. (a)(b)	4,164	632,012
Cogent Communications Group, Inc.	3,311	192,502
Consolidated Communications Holdings, Inc. (a)	51,940	290,864
GCI Liberty, Inc. (a)	18,400	1,676,608
Iridium Communications, Inc. (a)	48,669	1,561,788
Liberty Global PLC:
Class A (a)	37,039	834,118
Class C (a)	26,077	564,306
Liberty Latin America Ltd. Class C (a)	20,509	231,957
Vonage Holdings Corp. (a)	61,814	794,928
		6,871,775
Entertainment - 2.6%
Activision Blizzard, Inc.	142,460	11,322,721
Bilibili, Inc. ADR (a)	31,997	2,011,331
Electronic Arts, Inc.	49,227	6,288,749
Glu Mobile, Inc. (a)	60,658	613,252
iQIYI, Inc. ADR (a)	48,770	1,090,497
Liberty Media Corp.:
Liberty Braves Class C (a)	20,566	514,150
Liberty Formula One Group Series C (a)(b)	56,479	2,359,693
Liberty SiriusXM Series A (a)	39,889	1,633,056
Liberty SiriusXM Series C (a)	44,334	1,818,137
NetEase, Inc. ADR	70,002	6,326,081
Netflix, Inc. (a)	77,730	38,142,111
Roku, Inc. Class A (a)	20,495	6,016,717
Take-Two Interactive Software, Inc. (a)	22,640	4,086,746
Warner Music Group Corp. Class A (b)	38,619	1,148,143
Zynga, Inc. (a)	207,296	1,710,192
		85,081,576
Interactive Media & Services - 10.2%
Alphabet, Inc.:
Class A (a)	53,440	93,755,136
Class C (a)	59,313	104,434,772
Baidu.com, Inc. sponsored ADR (a)	38,173	5,305,665
CarGurus, Inc. Class A (a)	324	8,116
Facebook, Inc. Class A (a)	424,671	117,621,127
InterActiveCorp (a)	14,565	2,068,084
Luokung Technology Corp. (a)(b)	87,015	50,721
Match Group, Inc. (a)	49,923	6,949,781
Momo, Inc. ADR	552	7,938
QuinStreet, Inc. (a)	29,943	534,333
SINA Corp. (a)	13,968	605,233
TripAdvisor, Inc.	1,332	34,765
Weibo Corp. sponsored ADR (a)	3,877	163,803
Yandex NV Series A (a)	64,571	4,452,816
YY, Inc. ADR	8,887	791,565
Zillow Group, Inc.:
Class A (a)	12,693	1,400,673
Class C (a)	28,006	3,019,327
Zoominfo Technologies, Inc. (b)	28,309	1,450,836
		342,654,691
Media - 2.7%
Cardlytics, Inc. (a)	6,878	816,281
Charter Communications, Inc. Class A (a)	36,186	23,592,910
Comcast Corp. Class A	833,677	41,883,932
comScore, Inc. (a)	57,381	146,322
Criteo SA sponsored ADR (a)	11,579	224,285
Discovery Communications, Inc.:
Class A (a)(b)	87,496	2,354,517
Class C (non-vtg.) (a)	65,716	1,578,498
DISH Network Corp. Class A (a)	36,254	1,300,431
Fox Corp.:
Class A	3,114	89,808
Class B	2,340	66,409
Liberty Broadband Corp.:
Class A (a)	4,537	711,265
Class C (a)	29,145	4,585,966
News Corp.:
Class A	97,766	1,725,570
Class B	42,445	755,945
Nexstar Broadcasting Group, Inc. Class A	16,368	1,722,732
Scholastic Corp.	144	3,416
Sinclair Broadcast Group, Inc. Class A (b)	64,442	1,756,689
Sirius XM Holdings, Inc.	645,922	4,192,034
TechTarget, Inc. (a)	9,188	482,370
ViacomCBS, Inc.:
Class A	4,451	162,372
Class B	52,782	1,862,149
		90,013,901
Wireless Telecommunication Services - 0.9%
Millicom International Cellular SA	17,112	674,555
Shenandoah Telecommunications Co.	16,462	731,571
T-Mobile U.S., Inc.	224,028	29,782,282
VEON Ltd. sponsored ADR	176,508	255,937
Vodafone Group PLC sponsored ADR	3,615	59,937
		31,504,282

TOTAL COMMUNICATION SERVICES		556,126,225

CONSUMER DISCRETIONARY - 17.1%
Auto Components - 0.2%
Dorman Products, Inc. (a)	6,400	591,168
Fox Factory Holding Corp. (a)	8,917	778,187
Gentex Corp.	40,910	1,333,666
Gentherm, Inc. (a)	7,793	443,110
Patrick Industries, Inc.	7,201	453,951
The Goodyear Tire & Rubber Co.	155,103	1,616,173
Visteon Corp. (a)	7,535	910,605
Workhorse Group, Inc. (a)(b)	26,238	665,658
		6,792,518
Automobiles - 2.8%
Li Auto, Inc. ADR (a)(b)	25,448	915,874
Tesla, Inc. (a)	166,307	94,395,853
		95,311,727
Distributors - 0.1%
Core-Mark Holding Co., Inc.	11,530	359,621
LKQ Corp. (a)	48,230	1,698,661
Pool Corp.	7,089	2,453,574
		4,511,856
Diversified Consumer Services - 0.1%
Afya Ltd. (a)	18,086	479,641
Arco Platform Ltd. Class A (a)	108	4,725
Career Education Corp. (a)	42,522	482,199
Franchise Group, Inc.	12,181	326,329
Frontdoor, Inc. (a)	6,446	305,154
Grand Canyon Education, Inc. (a)	4,274	356,751
Laureate Education, Inc. Class A (a)	1,254	17,807
Strategic Education, Inc.	1,354	127,127
Weight Watchers International, Inc. (a)	1,865	55,036
		2,154,769
Hotels, Restaurants & Leisure - 1.5%
Bloomin' Brands, Inc.	2,913	50,978
Caesars Entertainment, Inc. (a)	42,820	2,916,898
Churchill Downs, Inc.	8,642	1,554,869
Cracker Barrel Old Country Store, Inc.	10,067	1,405,152
DraftKings, Inc. Class A (a)	68,151	3,568,386
Dunkin' Brands Group, Inc.	14,474	1,539,165
Extended Stay America, Inc. unit	79,212	1,085,997
Golden Entertainment, Inc. (a)	14,512	241,625
Huazhu Group Ltd. ADR	31,789	1,582,456
Jack in the Box, Inc.	4,002	368,144
Marriott International, Inc. Class A	44,920	5,699,000
Melco Crown Entertainment Ltd. sponsored ADR	17,825	323,167
Monarch Casino & Resort, Inc. (a)	8,693	480,027
Papa John's International, Inc.	6,588	529,412
Penn National Gaming, Inc. (a)	29,436	2,060,520
Playa Hotels & Resorts NV (a)	49,874	253,859
Red Rock Resorts, Inc.	4,276	92,982
Scientific Games Corp. Class A (a)	20,797	775,312
Starbucks Corp.	209,510	20,536,170
Texas Roadhouse, Inc. Class A	16,836	1,276,169
The Cheesecake Factory, Inc. (b)	490	18,365
Wendy's Co.	55,330	1,216,707
Wingstop, Inc.	6,889	877,039
Wynn Resorts Ltd.	5,216	524,208
		48,976,607
Household Durables - 0.3%
Cavco Industries, Inc. (a)	3,253	585,573
Garmin Ltd.	34,796	4,062,781
Green Brick Partners, Inc. (a)	16,271	354,220
Helen of Troy Ltd. (a)	4,844	978,440
iRobot Corp. (a)(b)	5,005	392,542
LGI Homes, Inc. (a)	6,728	726,960
Newell Brands, Inc.	30,236	642,817
Purple Innovation, Inc. (a)	11,435	340,992
Sonos, Inc. (a)	31,357	697,380
Universal Electronics, Inc. (a)	5,731	301,794
		9,083,499
Internet & Direct Marketing Retail - 10.6%
1-800-FLOWERS.com, Inc. Class A (a)(b)	25,966	608,643
Amazon.com, Inc. (a)	88,638	280,808,730
Baozun, Inc. sponsored ADR (a)	22,367	831,158
CNOVA NV (a)(b)	4,843	14,005
Ctrip.com International Ltd. ADR (a)	61,916	2,079,758
eBay, Inc.	144,771	7,300,802
Etsy, Inc. (a)	22,333	3,588,913
Expedia, Inc.	30,968	3,855,206
JD.com, Inc. sponsored ADR (a)	161,038	13,744,593
MakeMyTrip Ltd. (a)	35,292	875,595
MercadoLibre, Inc. (a)	8,956	13,911,623
Overstock.com, Inc. (a)(b)	144	9,719
Pinduoduo, Inc. ADR (a)	52,423	7,276,837
Qurate Retail, Inc. Series A	109,729	1,148,863
Stamps.com, Inc. (a)	3,282	615,244
Stitch Fix, Inc. (a)(b)	21,243	860,342
The Booking Holdings, Inc. (a)	7,805	15,832,052
The RealReal, Inc. (a)	180	2,493
		353,364,576
Leisure Products - 0.2%
BRP, Inc.	4,900	279,545
Hasbro, Inc.	18,203	1,693,425
Malibu Boats, Inc. Class A (a)	7,489	426,798
Mattel, Inc. (a)	74,601	1,155,569
Peloton Interactive, Inc. Class A (a)	37,002	4,305,183
		7,860,520
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	47,920	5,234,781
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	14,868	1,309,276
		6,544,057
Specialty Retail - 0.7%
Bed Bath & Beyond, Inc. (b)	37,924	794,887
Five Below, Inc. (a)	11,842	1,852,089
Leslie's, Inc. (b)	34,989	723,922
Monro, Inc.	7,526	353,797
National Vision Holdings, Inc. (a)	16,866	722,033
O'Reilly Automotive, Inc. (a)	12,724	5,629,607
Rent-A-Center, Inc.	20,487	692,870
Ross Stores, Inc.	54,249	5,832,852
Sleep Number Corp. (a)	7,921	549,638
The ODP Corp.	27,395	785,415
Tractor Supply Co.	20,144	2,836,477
Ulta Beauty, Inc. (a)	9,838	2,709,385
Urban Outfitters, Inc. (a)	37,539	1,027,818
Vroom, Inc. (b)	288	10,328
		24,521,118
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co.	17,365	1,422,714
Crocs, Inc. (a)	14,502	854,023
lululemon athletica, Inc. (a)	21,716	8,039,698
Sequential Brands Group, Inc. (a)(b)	31,771	330,101
Steven Madden Ltd.	47,437	1,492,842
		12,139,378

TOTAL CONSUMER DISCRETIONARY		571,260,625

CONSUMER STAPLES - 3.7%
Beverages - 1.6%
Celsius Holdings, Inc. (a)	18,015	580,984
Coca-Cola Bottling Co. Consolidated	2,938	768,845
Keurig Dr. Pepper, Inc.	285,651	8,698,073
MGP Ingredients, Inc. (b)	1,610	70,212
Monster Beverage Corp. (a)	91,501	7,757,455
National Beverage Corp. (b)	12,012	1,177,536
PepsiCo, Inc.	235,195	33,922,175
		52,975,280
Food & Staples Retailing - 1.2%
Casey's General Stores, Inc.	8,392	1,524,659
Costco Wholesale Corp.	78,240	30,652,085
Grocery Outlet Holding Corp. (a)	28,795	1,112,063
HF Foods Group, Inc. (a)	14,725	114,413
PriceSmart, Inc.	2,908	236,362
Sprouts Farmers Market LLC (a)	57,045	1,207,643
Walgreens Boots Alliance, Inc.	111,162	4,225,268
		39,072,493
Food Products - 0.8%
Beyond Meat, Inc. (a)(b)	11,835	1,655,717
Bridgford Foods Corp. (a)	4,389	81,855
Cal-Maine Foods, Inc. (a)	16,425	642,710
Calavo Growers, Inc.	2,056	147,271
Freshpet, Inc. (a)	8,245	1,128,576
Hostess Brands, Inc. Class A (a)	6,212	84,173
J&J Snack Foods Corp.	7,550	1,097,695
Lancaster Colony Corp.	5,006	847,666
Mondelez International, Inc.	230,230	13,226,714
Pilgrim's Pride Corp. (a)	12,712	240,130
Sanderson Farms, Inc.	10,104	1,381,520
The Hain Celestial Group, Inc. (a)	25,786	992,761
The Kraft Heinz Co.	167,501	5,517,483
The Simply Good Foods Co. (a)	41,131	894,188
Vital Farms, Inc. (a)	81	2,401
		27,940,860
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	14,701	542,320
Reynolds Consumer Products, Inc.	50,104	1,520,155
WD-40 Co.	2,871	730,124
		2,792,599
Personal Products - 0.0%
Inter Parfums, Inc.	14,991	814,161

TOTAL CONSUMER STAPLES		123,595,393

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
CSI Compressco LP	63,044	57,370
Geospace Technologies Corp. (a)	17,124	106,340
Smart Sand, Inc. (a)(b)	55,872	108,671
		272,381
Oil, Gas & Consumable Fuels - 0.1%
Alliance Resource Partners LP	39,223	176,504
Altus Midstream Co. (a)(b)	12,746	498,624
Amplify Energy Corp. New warrants 5/4/22 (a)	322	10
Apache Corp.	6,240	80,434
Blueknight Energy Partners LP	45,094	76,209
Diamondback Energy, Inc.	2,302	91,988
Golar LNG Ltd. (a)	672	6,115
National Energy Services Reunited Corp. (a)(b)	19,786	172,930
New Fortress Energy LLC	35,907	1,547,951
Oasis Petroleum, Inc. (a)	9,900	338,580
PDC Energy, Inc. (a)	73,540	1,229,589
Renewable Energy Group, Inc. (a)	10,547	612,570
StealthGas, Inc. (a)	18,589	41,453
		4,872,957

TOTAL ENERGY		5,145,338

FINANCIALS - 3.8%
Banks - 1.6%
1st Source Corp.	4,722	176,225
Ameris Bancorp	1,645	55,946
BancFirst Corp.	12,423	673,699
Bank OZK	63,737	1,782,087
Banner Corp.	786	32,485
BOK Financial Corp.	4,254	284,805
Boston Private Financial Holdings, Inc.	938	6,716
Bridge Bancorp, Inc.	3,286	73,344
Brookline Bancorp, Inc., Delaware	4,152	47,208
Camden National Corp.	3,746	128,675
Cathay General Bancorp	4,226	119,385
City Holding Co.	6,944	456,151
Columbia Banking Systems, Inc.	3,168	100,140
Commerce Bancshares, Inc.	21,667	1,429,155
Community Trust Bancorp, Inc.	3,721	125,956
ConnectOne Bancorp, Inc.	6,267	111,114
CVB Financial Corp.	9,642	183,102
Eagle Bancorp, Inc.	1,641	60,356
East West Bancorp, Inc.	9,382	400,799
Eastern Bankshares, Inc. (a)	41,658	616,538
Enterprise Bancorp, Inc.	5,051	130,720
Enterprise Financial Services Corp.	2,266	77,067
Farmers & Merchants Bancorp, Inc.	3,563	81,521
Fifth Third Bancorp	190,717	4,832,769
First Bancorp, North Carolina	38,516	1,208,632
First Busey Corp.	6,367	127,404
First Citizens Bancshares, Inc.	3,007	1,589,470
First Financial Bancorp, Ohio	2,744	44,041
First Financial Bankshares, Inc.	41,891	1,399,997
First Financial Corp., Indiana	3,003	113,724
First Hawaiian, Inc.	82,226	1,802,394
First Internet Bancorp	10,401	266,058
First Interstate Bancsystem, Inc.	23,157	881,124
First Merchants Corp.	3,072	102,359
First Midwest Bancorp, Inc., Delaware	952	13,318
First of Long Island Corp.	5,435	91,362
Flushing Financial Corp.	3,087	43,835
Fulton Financial Corp.	9,165	112,913
German American Bancorp, Inc.	6,235	199,146
Glacier Bancorp, Inc.	37,720	1,537,844
Great Southern Bancorp, Inc.	3,138	144,034
Hancock Whitney Corp.	19,574	549,834
HarborOne Bancorp, Inc.	8,411	82,512
Heartland Financial U.S.A., Inc.	3,425	133,507
Home Bancshares, Inc.	10,050	186,026
Hope Bancorp, Inc.	1,125	10,665
Howard Bancorp, Inc. (a)	13,027	160,753
Huntington Bancshares, Inc.	66,943	808,671
Independent Bank Corp., Massachusetts	14,655	991,264
Independent Bank Group, Inc.	24,028	1,348,211
International Bancshares Corp.	5,707	184,964
Investar Holding Corp.	7,108	115,576
Investors Bancorp, Inc.	9,633	93,247
Lakeland Bancorp, Inc.	10,624	127,700
Lakeland Financial Corp. (b)	10,271	521,664
Live Oak Bancshares, Inc.	11,816	485,874
Mid Penn Bancorp, Inc.	5,547	128,912
NBT Bancorp, Inc.	4,542	136,033
OceanFirst Financial Corp.	462	7,286
Old National Bancorp, Indiana	72,403	1,146,139
Pacific Premier Bancorp, Inc.	38,219	1,101,472
PacWest Bancorp	6,323	147,073
People's Utah Bancorp	7,170	196,458
Peoples Financial Services Corp.	2,278	86,154
Peoples United Financial, Inc.	3,763	46,661
Pinnacle Financial Partners, Inc.	36,559	1,980,035
Popular, Inc.	39,550	1,919,362
Preferred Bank, Los Angeles	1,508	55,449
Renasant Corp.	36,081	1,113,820
Republic Bancorp, Inc., Kentucky Class A	6,207	219,107
S&T Bancorp, Inc.	1,024	22,927
Sandy Spring Bancorp, Inc.	3,951	116,396
Seacoast Banking Corp., Florida (a)	26,060	658,276
ServisFirst Bancshares, Inc.	20,552	776,455
Signature Bank	833	93,454
Simmons First National Corp. Class A	1,122	21,879
South State Corp.	30,275	2,012,379
Southside Bancshares, Inc.	4,205	123,627
Stock Yards Bancorp, Inc.	10,122	403,260
SVB Financial Group (a)	9,718	3,351,349
TCF Financial Corp.	6,034	202,742
Texas Capital Bancshares, Inc. (a)	22,726	1,270,383
The First Bancorp, Inc.	5,087	123,258
TowneBank	9,635	209,561
Trico Bancshares	5,291	173,333
Trustmark Corp.	3,828	95,011
UMB Financial Corp.	20,341	1,383,391
Umpqua Holdings Corp.	16,512	229,352
Union Bankshares Corp.	5,470	163,608
United Bankshares, Inc., West Virginia	26,726	782,537
United Community Bank, Inc.	37,301	891,867
Univest Corp. of Pennsylvania	6,272	114,840
Valley National Bancorp	75,857	693,333
Veritex Holdings, Inc.	1,787	38,760
Washington Trust Bancorp, Inc.	2,603	102,350
WesBanco, Inc.	4,345	124,397
Westamerica Bancorp.	10,117	557,649
Wintrust Financial Corp.	3,878	211,312
Zions Bancorp NA	71,423	2,756,214
		53,451,947
Capital Markets - 1.2%
BMB Munai, Inc. (a)(b)	422	15,559
Carlyle Group LP	31,545	896,193
CME Group, Inc.	54,181	9,483,300
Diamond Hill Investment Group, Inc.	561	76,756
Focus Financial Partners, Inc. Class A (a)	13,942	552,243
Futu Holdings Ltd. ADR (a)(b)	5,396	237,964
Hamilton Lane, Inc. Class A	9,077	634,301
Interactive Brokers Group, Inc.	17,862	942,399
LPL Financial	18,837	1,709,834
MarketAxess Holdings, Inc.	6,984	3,765,633
Morningstar, Inc.	8,247	1,650,225
Northern Trust Corp.	54,734	5,096,830
Open Lending Corp. (a)	21,687	609,838
SEI Investments Co.	16,324	861,091
T. Rowe Price Group, Inc.	39,379	5,647,342
The NASDAQ OMX Group, Inc.	29,130	3,728,349
Tradeweb Markets, Inc. Class A	14,004	835,339
Virtu Financial, Inc. Class A	36,591	833,909
XP, Inc. Class A (a)	62,365	2,557,589
		40,134,694
Consumer Finance - 0.1%
360 Finance, Inc. ADR (a)	36,767	455,911
Credit Acceptance Corp. (a)(b)	1,932	576,663
Encore Capital Group, Inc. (a)	1,331	45,440
First Cash Financial Services, Inc.	156	10,021
LendingTree, Inc. (a)	1,567	400,494
Navient Corp.	2,004	18,777
PRA Group, Inc. (a)	18,693	778,190
SLM Corp.	99,479	1,055,472
		3,340,968
Insurance - 0.7%
American National Group, Inc.	4,121	349,378
Amerisafe, Inc.	5,286	289,303
Arch Capital Group Ltd. (a)	90,481	2,913,036
Brighthouse Financial, Inc. (a)	49,944	1,753,034
Cincinnati Financial Corp.	40,518	3,093,549
eHealth, Inc. (a)	9,594	729,048
Enstar Group Ltd. (a)	5,212	986,527
Erie Indemnity Co. Class A	8,656	1,952,880
Fanhua, Inc. ADR	7,784	110,844
Goosehead Insurance	4,409	542,792
James River Group Holdings Ltd.	11,080	505,026
Kinsale Capital Group, Inc.	4,631	1,112,181
National General Holdings Corp.	23,475	800,028
National Western Life Group, Inc.	579	107,740
Palomar Holdings, Inc. (a)	5,206	344,117
Principal Financial Group, Inc.	15,866	789,968
Safety Insurance Group, Inc.	6,828	486,495
Selective Insurance Group, Inc.	24,335	1,504,390
State Auto Financial Corp.	7,344	110,307
Trupanion, Inc. (a)	7,798	790,561
United Fire Group, Inc.	3,208	70,159
United Insurance Holdings Corp.	15,747	69,759
Willis Towers Watson PLC	19,482	4,055,958
		23,467,080
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	5,858	89,510
New York Mortgage Trust, Inc.	320,603	1,126,920
		1,216,430
Thrifts & Mortgage Finance - 0.2%
Capitol Federal Financial, Inc.	74,068	912,518
HomeStreet, Inc.	13,766	445,330
Kearny Financial Corp.	3,120	30,857
Meridian Bancorp, Inc. Maryland	9,277	126,585
Meta Financial Group, Inc.	26,484	876,620
NMI Holdings, Inc. (a)	42,531	931,854
Northfield Bancorp, Inc.	8,473	94,304
Northwest Bancshares, Inc.	1,354	16,018
TFS Financial Corp. (b)	67,150	1,154,980
Trustco Bank Corp., New York	16,484	100,058
Washington Federal, Inc.	5,365	125,380
WMI Holdings Corp. (a)	22,234	592,758
WSFS Financial Corp.	1,682	64,135
		5,471,397

TOTAL FINANCIALS		127,082,516

HEALTH CARE - 10.4%
Biotechnology - 5.8%
ACADIA Pharmaceuticals, Inc. (a)	36,308	2,057,211
Acceleron Pharma, Inc. (a)	10,748	1,269,016
Adverum Biotechnologies, Inc. (a)	43,766	594,780
Agios Pharmaceuticals, Inc. (a)	32,120	1,487,798
Aileron Therapeutics, Inc. (a)	93,689	102,121
Akero Therapeutics, Inc. (a)	108	3,108
Alector, Inc. (a)	312	4,090
Alexion Pharmaceuticals, Inc. (a)	30,207	3,688,577
Alkermes PLC (a)	67,206	1,227,182
Allakos, Inc. (a)(b)	12,818	1,371,911
Allogene Therapeutics, Inc. (a)	38,858	1,206,541
Allovir, Inc. (a)	18,785	744,074
Alnylam Pharmaceuticals, Inc. (a)	18,084	2,349,292
ALX Oncology Holdings, Inc. (a)	10,274	790,379
Amarin Corp. PLC ADR (a)(b)	31,466	156,071
Amgen, Inc.	97,010	21,540,100
Amicus Therapeutics, Inc. (a)	53,326	1,220,632
Apellis Pharmaceuticals, Inc. (a)	25,489	1,201,551
Applied Molecular Transport, Inc. (b)	6,447	200,050
Arcturus Therapeutics Holdings, Inc. (a)	7,015	643,696
Arena Pharmaceuticals, Inc. (a)	13,358	879,891
Argenx SE ADR (a)	4,601	1,319,659
Arrowhead Pharmaceuticals, Inc. (a)	23,929	1,496,280
Ascendis Pharma A/S sponsored ADR (a)	9,082	1,532,406
Atara Biotherapeutics, Inc. (a)(b)	31,902	739,807
Atea Pharmaceuticals, Inc.	17,754	591,563
Athenex, Inc. (a)	8,036	109,531
Aurinia Pharmaceuticals, Inc. (a)	3,342	50,798
Avidity Biosciences, Inc.	1,631	48,832
AVROBIO, Inc. (a)	26,490	364,767
Beam Therapeutics, Inc.	16,321	816,050
BeiGene Ltd. ADR (a)	8,536	2,182,570
Bellicum Pharmaceuticals, Inc. (a)(b)	6,013	22,188
Biogen, Inc. (a)	21,558	5,177,585
BioMarin Pharmaceutical, Inc. (a)	10,991	864,992
BioNTech SE ADR (a)(b)	10,168	1,263,272
BioXcel Therapeutics, Inc. (a)	6,564	288,816
Black Diamond Therapeutics, Inc. (a)	17,107	570,347
bluebird bio, Inc. (a)	126	5,555
Blueprint Medicines Corp. (a)	11,928	1,289,178
Bridgebio Pharma, Inc. (a)(b)	29,618	1,488,008
CareDx, Inc. (a)	11,716	669,804
ChemoCentryx, Inc. (a)	16,454	907,438
China Biologic Products Holdings, Inc. (a)	7,697	915,866
Clementia Pharmaceuticals, Inc. rights (a)(c)	20,215	27,290
Coherus BioSciences, Inc. (a)	45,904	847,388
Constellation Pharmaceuticals, Inc. (a)	765	19,385
Cortexyme, Inc. (a)	8,932	434,095
CRISPR Therapeutics AG (a)(b)	17,201	2,183,151
CureVac NV (a)(b)	36,839	3,874,358
Cyclerion Therapeutics, Inc. (a)	61,266	188,699
Cytokinetics, Inc. (a)	35,781	601,121
Deciphera Pharmaceuticals, Inc. (a)	19,113	1,181,183
Denali Therapeutics, Inc. (a)	22,099	1,347,376
Dicerna Pharmaceuticals, Inc. (a)	46,560	1,176,571
Editas Medicine, Inc. (a)(b)	38,016	1,162,909
Eidos Therapeutics, Inc. (a)(b)	12,292	1,131,602
Enanta Pharmaceuticals, Inc. (a)	13,528	557,354
Epizyme, Inc. (a)	1,053	14,468
Esperion Therapeutics, Inc. (a)(b)	7,123	201,723
Exact Sciences Corp. (a)	26,534	3,212,206
Exelixis, Inc. (a)	32,605	624,712
Exicure, Inc. (a)	60,255	93,998
Fate Therapeutics, Inc. (a)	16,806	982,563
FibroGen, Inc. (a)	32,024	1,322,911
Five Prime Therapeutics, Inc. (a)	27,874	524,031
Forma Therapeutics Holdings, Inc.	143	6,255
Forte Biosciences, Inc. (a)	4,437	155,872
Galapagos Genomics NV sponsored ADR (a)	24	2,943
Gilead Sciences, Inc.	196,267	11,907,519
Global Blood Therapeutics, Inc. (a)	25,112	1,152,892
GlycoMimetics, Inc. (a)	75,296	283,113
Gossamer Bio, Inc. (a)(b)	360	3,182
Grifols SA ADR	57,158	1,059,138
Halozyme Therapeutics, Inc. (a)	28,607	1,118,534
Heron Therapeutics, Inc. (a)	59,123	1,024,602
IGM Biosciences, Inc. (a)	7,585	506,526
Immunovant, Inc. (a)	17,609	866,187
Incyte Corp. (a)	28,557	2,414,209
Inovio Pharmaceuticals, Inc. (a)(b)	600	7,332
Insmed, Inc. (a)	27,417	1,069,537
Intellia Therapeutics, Inc. (a)(b)	26,108	1,025,261
Intercept Pharmaceuticals, Inc. (a)	88	3,125
Ionis Pharmaceuticals, Inc. (a)	9,850	497,721
Iovance Biotherapeutics, Inc. (a)(b)	34,243	1,328,971
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	92,810	1,069,171
iTeos Therapeutics, Inc. (a)	13,954	373,828
Kalvista Pharmaceuticals, Inc. (a)	17,672	330,643
Karuna Therapeutics, Inc. (a)	8,626	860,616
Karyopharm Therapeutics, Inc. (a)	59,290	1,007,337
Keros Therapeutics, Inc.	6,822	515,811
Kodiak Sciences, Inc. (a)	9,955	1,360,550
Kronos Bio, Inc.	13,100	420,117
Krystal Biotech, Inc. (a)	13,941	765,919
Kura Oncology, Inc. (a)	16,879	612,708
Kymera Therapeutics, Inc. (a)	14,096	657,437
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	761	64,206
General CVR (a)(c)	1,530	9
Glucagon CVR (a)(c)	1,530	4
rights (a)	1,530	6
TR Beta CVR (a)	1,530	337
Macrogenics, Inc. (a)	19,157	441,952
Madrigal Pharmaceuticals, Inc. (a)(b)	7,345	857,823
Marker Therapeutics, Inc. (a)	61,547	104,630
Mersana Therapeutics, Inc. (a)	16,645	424,115
Mirati Therapeutics, Inc. (a)	10,126	2,408,469
Moderna, Inc. (a)(b)	71,834	10,971,925
Myriad Genetics, Inc. (a)	3,897	68,353
Natera, Inc. (a)	17,385	1,534,574
Neurocrine Biosciences, Inc. (a)	17,599	1,670,849
Nkarta, Inc. (a)	72	2,396
Novavax, Inc. (a)	13,549	1,890,086
NuCana PLC ADR (a)	13,609	62,057
Nurix Therapeutics, Inc. (a)	14,445	615,646
Olema Pharmaceuticals, Inc.	6,316	322,116
Opko Health, Inc. (a)(b)	173,473	804,915
Organogenesis Holdings, Inc. Class A (a)	73,405	378,036
PMV Pharmaceuticals, Inc. (b)	1,387	48,878
Prelude Therapeutics, Inc. (b)	9,104	468,583
ProQR Therapeutics BV (a)(b)	13,153	51,823
PTC Therapeutics, Inc. (a)	24,448	1,529,711
Regeneron Pharmaceuticals, Inc. (a)	17,260	8,906,678
REGENXBIO, Inc. (a)	28,338	987,296
Relay Therapeutics, Inc. (a)	26,043	1,388,352
Repligen Corp. (a)	8,753	1,660,182
Replimune Group, Inc. (a)	11,690	604,139
Revolution Medicines, Inc.	22,496	981,500
Rhythm Pharmaceuticals, Inc. (a)	3,073	95,109
Rocket Pharmaceuticals, Inc. (a)(b)	24,684	764,217
Rubius Therapeutics, Inc. (a)(b)	21,867	137,106
Sage Therapeutics, Inc. (a)	16,957	1,256,344
Sangamo Therapeutics, Inc. (a)	77,936	778,581
Sarepta Therapeutics, Inc. (a)	18,119	2,552,242
Savara, Inc. (a)	56,160	75,254
Seagen, Inc. (a)	32,914	5,605,583
Sellas Life Sciences Group, Inc. (a)(b)	42,916	160,077
Seres Therapeutics, Inc. (a)	20,488	565,674
Solid Biosciences, Inc. (a)	2,205	7,299
Sorrento Therapeutics, Inc. (a)(b)	936	7,675
Springworks Therapeutics, Inc. (a)(b)	10,164	665,132
Synlogic, Inc. (a)	55,655	130,233
TG Therapeutics, Inc. (a)	25,828	757,794
Tobira Therapeutics, Inc. rights (a)(c)	1,750	15,540
Translate Bio, Inc. (a)	26,957	598,985
Travere Therapeutics, Inc. (a)	20,654	473,596
Turning Point Therapeutics, Inc. (a)	11,632	1,238,808
Twist Bioscience Corp. (a)	9,389	1,049,127
Ultragenyx Pharmaceutical, Inc. (a)	12,168	1,442,395
uniQure B.V. (a)	22,184	1,066,607
United Therapeutics Corp. (a)	8,839	1,172,405
Vaxcyte, Inc.	499	16,018
Veracyte, Inc. (a)	17,571	957,795
Vertex Pharmaceuticals, Inc. (a)	38,851	8,848,315
Viela Bio, Inc. (a)(b)	17,728	679,692
Vir Biotechnology, Inc. (a)(b)	20,676	659,151
Xencor, Inc. (a)	25,336	1,072,220
Y-mAbs Therapeutics, Inc. (a)	18,977	965,360
Zai Lab Ltd. ADR (a)	11,015	1,220,242
		193,853,755
Health Care Equipment & Supplies - 2.0%
Abiomed, Inc. (a)	6,091	1,669,543
Align Technology, Inc. (a)	14,097	6,784,745
Atricure, Inc. (a)	16,857	732,942
Atrion Corp.	325	195,000
Axonics Modulation Technologies, Inc. (a)	10,413	457,027
Cardiovascular Systems, Inc. (a)	23,764	818,907
Cerus Corp. (a)	88,719	589,981
CryoPort, Inc. (a)	6,322	307,565
Dentsply Sirona, Inc.	52,834	2,688,722
DexCom, Inc. (a)	15,472	4,946,089
electroCore, Inc. (a)(b)	122,874	184,311
Heska Corp. (a)	2,822	352,750
Hologic, Inc. (a)	45,757	3,163,181
ICU Medical, Inc. (a)	1,957	369,286
IDEXX Laboratories, Inc. (a)	15,100	6,960,798
Inari Medical, Inc. (b)	14,120	975,268
InMode Ltd. (a)	13,540	583,303
Insulet Corp. (a)	12,570	3,239,415
Integra LifeSciences Holdings Corp. (a)	24,609	1,346,851
Intuitive Surgical, Inc. (a)	19,978	14,505,027
iRhythm Technologies, Inc. (a)	4,551	1,112,765
LivaNova PLC (a)	2,269	119,917
Masimo Corp. (a)	10,190	2,593,253
Merit Medical Systems, Inc. (a)	10,977	604,503
Mesa Laboratories, Inc.	1,570	426,663
Nano-X Imaging Ltd. (a)(b)	14,249	873,464
Neogen Corp. (a)	10,919	810,408
Novocure Ltd. (a)	19,232	2,416,501
NuVasive, Inc. (a)	1,362	63,088
OrthoPediatrics Corp. (a)(b)	12,996	594,697
Outset Medical, Inc.	11,103	710,592
Pulmonx Corp.	8,467	458,911
Quidel Corp. (a)	7,760	1,513,588
Shockwave Medical, Inc. (a)	5,946	581,697
Silk Road Medical, Inc. (a)	7,633	437,371
SmileDirectClub, Inc. (a)	14,540	178,842
Staar Surgical Co. (a)	10,110	720,540
Tandem Diabetes Care, Inc. (a)	11,191	1,050,611
		66,138,122
Health Care Providers & Services - 0.5%
1Life Healthcare, Inc. (a)	28,248	928,512
Acadia Healthcare Co., Inc. (a)	22,739	965,271
Addus HomeCare Corp. (a)	319	31,661
Amedisys, Inc. (a)	5,602	1,371,314
BioScrip, Inc. (a)	26,692	420,399
BioTelemetry, Inc. (a)	16,125	893,486
Corvel Corp. (a)	4,555	407,900
Covetrus, Inc. (a)	24,996	675,267
DFB Healthcare Acquisitions Co. (a)	15,650	467,309
Guardant Health, Inc. (a)	18,296	2,216,012
HealthEquity, Inc. (a)	19,779	1,417,957
Henry Schein, Inc. (a)	17,718	1,139,445
LHC Group, Inc. (a)	5,031	987,686
Magellan Health Services, Inc. (a)	4,980	393,669
National Research Corp. Class A	6,420	329,410
Patterson Companies, Inc.	37,728	1,047,329
Pennant Group, Inc. (a)	8,207	416,013
Premier, Inc.	34,520	1,222,698
Progyny, Inc. (a)	23,135	821,061
Providence Service Corp. (a)	3,688	500,794
R1 RCM, Inc. (a)	27,177	551,150
Surgery Partners, Inc. (a)	16,547	404,243
The Ensign Group, Inc.	11,658	837,860
		18,446,446
Health Care Technology - 0.3%
Accolade, Inc. (a)(b)	20,587	1,068,671
Allscripts Healthcare Solutions, Inc. (a)	64,936	888,324
Cerner Corp.	49,225	3,683,999
Change Healthcare, Inc. (a)	77,808	1,332,851
Health Catalyst, Inc. (a)	20,581	733,713
HMS Holdings Corp. (a)	24,028	754,960
Inovalon Holdings, Inc. Class A (a)	26,351	491,973
Nextgen Healthcare, Inc. (a)	34,176	606,282
Omnicell, Inc. (a)	9,183	962,838
Schrodinger, Inc.	1,785	124,200
Tabula Rasa HealthCare, Inc. (a)	72	2,481
		10,650,292
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)	11,652	1,784,038
Adaptive Biotechnologies Corp. (a)	25,169	1,213,649
Berkeley Lights, Inc. (a)	15,530	1,286,816
Bio-Techne Corp.	7,218	2,189,292
Bruker Corp.	29,337	1,484,746
ICON PLC (a)	8,757	1,706,564
Illumina, Inc. (a)	23,924	7,705,681
Luminex Corp.	33,983	806,417
Maravai LifeSciences Holdings, Inc.	13,900	391,285
Medpace Holdings, Inc. (a)	7,367	945,628
Nanostring Technologies, Inc. (a)	14,872	738,246
NeoGenomics, Inc. (a)(b)	21,906	1,042,287
Pacific Biosciences of California, Inc. (a)	45,921	726,011
PPD, Inc.	64,333	2,251,655
PRA Health Sciences, Inc. (a)	12,476	1,399,807
Quanterix Corp. (a)	9,125	394,109
Sotera Health Co.	47,300	1,279,938
Syneos Health, Inc. (a)	20,521	1,351,103
		28,697,272
Pharmaceuticals - 0.9%
AcelRx Pharmaceuticals, Inc. (a)	47,523	71,285
Aclaris Therapeutics, Inc. (a)	75,511	252,207
Amphastar Pharmaceuticals, Inc. (a)	22,536	400,239
ANI Pharmaceuticals, Inc. rights (a)(c)	739	0
Aphria, Inc. (a)	117,744	986,695
Arvinas Holding Co. LLC (a)	154	3,727
Assertio Holdings, Inc. (a)	71,592	30,069
AstraZeneca PLC:
rights (a)(c)	1,845	0
sponsored ADR	102,785	5,441,438
Axsome Therapeutics, Inc. (a)	12,610	914,099
Corcept Therapeutics, Inc. (a)	39,061	884,341
Cronos Group, Inc. (a)(b)	54,096	478,750
Dova Pharmaceuticals, Inc. rights (a)(c)	7,729	4,174
Eloxx Pharmaceuticals, Inc. (a)	44,137	126,232
EyeGate Pharmaceuticals, Inc. (a)	22,566	76,273
GW Pharmaceuticals PLC ADR (a)(b)	8,695	1,217,996
Harmony Biosciences Holdings, Inc. (a)	18,908	817,771
Horizon Therapeutics PLC (a)	34,615	2,437,934
Hutchison China Meditech Ltd. sponsored ADR (a)	6,382	197,842
Innoviva, Inc. (a)	432	4,517
Intra-Cellular Therapies, Inc. (a)	26,742	632,181
Jazz Pharmaceuticals PLC (a)	5,978	841,164
Nektar Therapeutics (a)(b)	624	10,227
Pacira Biosciences, Inc. (a)	14,127	855,955
Reata Pharmaceuticals, Inc. (a)	8,291	1,266,450
resTORbio, Inc. (a)(b)	10,742	132,449
resTORbio, Inc. rights (a)(c)	7,231	0
Royalty Pharma PLC	97,431	4,150,561
Sanofi SA sponsored ADR	46,415	2,330,033
Supernus Pharmaceuticals, Inc. (a)	1,891	40,278
Theravance Biopharma, Inc. (a)	176	2,920
Viatris, Inc. (a)	263,853	4,438,007
Zogenix, Inc. (a)	152	3,257
		29,049,071

TOTAL HEALTH CARE		346,834,958

INDUSTRIALS - 3.6%
Aerospace & Defense - 0.1%
AeroVironment, Inc. (a)	7,736	660,577
Axon Enterprise, Inc. (a)	12,404	1,559,059
Elbit Systems Ltd.	6,167	781,729
Kratos Defense & Security Solutions, Inc. (a)	44,664	945,537
Mercury Systems, Inc. (a)	13,457	958,408
		4,905,310
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	15,005	461,254
Atlas Air Worldwide Holdings, Inc. (a)	6,456	360,309
C.H. Robinson Worldwide, Inc.	20,935	1,967,262
Expeditors International of Washington, Inc.	28,096	2,510,940
Forward Air Corp.	11,690	854,188
Hub Group, Inc. Class A (a)	9,130	498,681
		6,652,634
Airlines - 0.2%
Allegiant Travel Co.	8,727	1,485,248
American Airlines Group, Inc. (b)	15,480	218,732
JetBlue Airways Corp. (a)	159,853	2,412,182
Ryanair Holdings PLC sponsored ADR (a)(b)	18,726	1,943,197
SkyWest, Inc.	37,002	1,588,496
United Airlines Holdings, Inc. (a)	11,271	507,759
		8,155,614
Building Products - 0.1%
AAON, Inc.	11,174	727,763
American Woodmark Corp. (a)	7,775	680,390
Builders FirstSource, Inc. (a)	29,170	1,091,250
Caesarstone Sdot-Yam Ltd.	9,207	109,932
Gibraltar Industries, Inc. (a)	8,548	559,552
UFP Industries, Inc.	16,439	881,952
		4,050,839
Commercial Services & Supplies - 0.5%
Casella Waste Systems, Inc. Class A (a)	10,066	605,772
Cimpress PLC (a)(b)	2,746	246,124
Cintas Corp.	18,539	6,586,907
Copart, Inc. (a)	42,293	4,882,727
Healthcare Services Group, Inc. (b)	120	2,840
Herman Miller, Inc.	32,918	1,173,198
Kimball International, Inc. Class B	1,160	12,679
McGrath RentCorp.	9,344	594,652
Stericycle, Inc. (a)	14,883	1,048,359
Tetra Tech, Inc.	10,801	1,288,019
U.S. Ecology, Inc.	70	2,372
		16,443,649
Construction & Engineering - 0.1%
Aegion Corp. (a)	11,555	198,168
Primoris Services Corp.	27,707	671,895
Willscot Mobile Mini Holdings (a)	48,357	1,040,159
		1,910,222
Electrical Equipment - 0.2%
Ballard Power Systems, Inc. (a)(b)	50,813	1,043,191
Encore Wire Corp.	10,539	544,550
Plug Power, Inc. (a)	76,452	2,017,568
Sunrun, Inc. (a)	36,921	2,365,898
TPI Composites, Inc. (a)	10,445	420,202
Vicor Corp. (a)	6,585	539,707
		6,931,116
Industrial Conglomerates - 0.0%
Icahn Enterprises LP	32,750	1,639,793
Raven Industries, Inc.	117	2,951
		1,642,744
Machinery - 0.6%
Altra Industrial Motion Corp.	17,333	983,821
Astec Industries, Inc.	6,860	397,880
Chart Industries, Inc. (a)	8,145	841,867
Columbus McKinnon Corp. (NY Shares)	11,118	420,149
Franklin Electric Co., Inc.	9,779	660,963
Helios Technologies, Inc.	11,240	553,345
Kornit Digital Ltd. (a)	8,544	720,857
Lincoln Electric Holdings, Inc.	10,170	1,169,550
Middleby Corp. (a)	12,462	1,694,707
Nikola Corp. (a)(b)	24,729	504,719
Nordson Corp. (b)	9,989	2,035,858
Omega Flex, Inc. (b)	2,656	376,408
PACCAR, Inc.	59,970	5,220,988
RBC Bearings, Inc. (a)	6,702	1,131,566
TriMas Corp. (a)	17,905	478,601
Woodward, Inc.	15,885	1,776,420
		18,967,699
Marine - 0.0%
Golden Ocean Group Ltd. (b)	36,169	154,081
Star Bulk Carriers Corp.	5,763	47,314
		201,395
Professional Services - 0.5%
51job, Inc. sponsored ADR (a)	6,261	441,401
CoStar Group, Inc. (a)	6,859	6,245,600
Exponent, Inc.	10,245	850,437
Forrester Research, Inc. (a)	8,016	331,862
Huron Consulting Group, Inc. (a)	9,634	424,570
ICF International, Inc.	11,004	797,020
Kelly Services, Inc. Class A (non-vtg.)	20,513	419,696
Upwork, Inc. (a)	25,360	829,779
Verisk Analytics, Inc.	29,125	5,775,779
		16,116,144
Road & Rail - 0.8%
AMERCO	4,041	1,673,903
ArcBest Corp.	15,494	649,354
Avis Budget Group, Inc. (a)(b)	21,523	756,964
CSX Corp.	137,120	12,347,656
Heartland Express, Inc.	8,709	160,942
J.B. Hunt Transport Services, Inc.	17,897	2,421,106
Landstar System, Inc.	6,021	791,280
Lyft, Inc. (a)	11,545	440,673
Marten Transport Ltd.	25,216	444,558
Old Dominion Freight Lines, Inc.	19,256	3,915,900
Saia, Inc. (a)	5,517	962,937
Universal Logistics Holdings, Inc.	10,099	217,229
Werner Enterprises, Inc.	21,803	871,902
		25,654,404
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	18,835	685,406
BMC Stock Holdings, Inc. (a)	14,643	716,628
Fastenal Co.	95,523	4,723,612
HD Supply Holdings, Inc. (a)	29,868	1,666,037
Rush Enterprises, Inc. Class A	15,289	586,027
		8,377,710

TOTAL INDUSTRIALS		120,009,480

INFORMATION TECHNOLOGY - 42.0%
Communications Equipment - 1.2%
Acacia Communications, Inc. (a)	8,350	581,828
Cisco Systems, Inc.	712,116	30,635,230
CommScope Holding Co., Inc. (a)	105,788	1,253,588
EchoStar Holding Corp. Class A (a)	32	761
Ericsson (B Shares) sponsored ADR	70,169	858,869
F5 Networks, Inc. (a)	10,398	1,692,898
Infinera Corp. (a)	94,923	803,049
InterDigital, Inc.	14,168	848,805
Ituran Location & Control Ltd.	5,997	110,285
Lumentum Holdings, Inc. (a)	18,260	1,577,299
NETGEAR, Inc. (a)	19,479	619,627
NetScout Systems, Inc. (a)	230	5,387
Radware Ltd. (a)	12,163	306,629
ViaSat, Inc. (a)	162	5,508
Viavi Solutions, Inc. (a)	113,561	1,538,184
		40,837,947
Electronic Equipment & Components - 0.8%
Avnet, Inc.	729	22,125
CDW Corp.	23,612	3,081,130
Cognex Corp.	32,297	2,426,797
Coherent, Inc. (a)	1,664	202,642
ePlus, Inc. (a)	3,526	297,277
FARO Technologies, Inc. (a)	4,888	323,195
Flextronics International Ltd. (a)	108,705	1,764,282
FLIR Systems, Inc.	11,466	438,460
II-VI, Inc. (a)(b)	20,595	1,393,252
Insight Enterprises, Inc. (a)	11,334	810,154
IPG Photonics Corp. (a)	9,558	1,978,602
Itron, Inc. (a)	14,578	1,145,977
Littelfuse, Inc.	5,007	1,204,334
National Instruments Corp.	10,333	386,764
Novanta, Inc. (a)	7,244	869,135
OSI Systems, Inc. (a)	5,471	481,995
PC Connection, Inc.	6,452	294,534
Plexus Corp. (a)	8,587	641,535
Sanmina Corp. (a)	30,117	958,172
ScanSource, Inc. (a)	2,348	58,935
Trimble, Inc. (a)	44,565	2,668,107
TTM Technologies, Inc. (a)	71,840	938,230
Velodyne Lidar, Inc. (a)(b)	96,464	1,535,707
Zebra Technologies Corp. Class A (a)	9,911	3,750,521
		27,671,862
IT Services - 3.6%
21Vianet Group, Inc. ADR (a)	20,242	573,658
Akamai Technologies, Inc. (a)	31,669	3,278,058
Amdocs Ltd.	17,986	1,183,659
Automatic Data Processing, Inc.	70,399	12,240,978
BigCommerce Holdings, Inc. (a)(b)	15,722	1,268,137
Cass Information Systems, Inc.	2,233	94,746
Cognizant Technology Solutions Corp. Class A	98,079	7,662,912
CSG Systems International, Inc.	18,554	804,873
Euronet Worldwide, Inc. (a)	14,818	1,992,132
EVO Payments, Inc. Class A (a)	19,698	495,208
ExlService Holdings, Inc. (a)	8,809	733,437
Fiserv, Inc. (a)	104,899	12,082,267
GDS Holdings Ltd. ADR (a)(b)	19,758	1,778,813
Jack Henry & Associates, Inc.	13,257	2,132,521
Kingsoft Cloud Holdings Ltd. ADR	176	7,080
ManTech International Corp. Class A	12,428	956,583
MongoDB, Inc. Class A (a)(b)	12,104	3,477,600
NIC, Inc.	15,911	372,874
Okta, Inc. (a)	22,993	5,634,205
Paychex, Inc.	71,165	6,629,020
PayPal Holdings, Inc. (a)	205,485	43,998,448
Perficient, Inc. (a)	2,779	126,528
Rackspace Technology, Inc. (a)	50,560	908,058
Sabre Corp.	19,595	220,444
StoneCo Ltd. Class A (a)	41,800	3,060,596
Sykes Enterprises, Inc. (a)	19,024	715,873
Ttec Holdings, Inc.	10,459	707,656
Tucows, Inc. (a)(b)	3,283	238,018
VeriSign, Inc. (a)	18,013	3,615,569
Verra Mobility Corp. (a)	10,954	133,639
Virtusa Corp. (a)	9,836	492,587
Wix.com Ltd. (a)	9,235	2,358,896
		119,975,073
Semiconductors & Semiconductor Equipment - 10.1%
ACM Research, Inc. (a)	4,399	363,445
Advanced Energy Industries, Inc. (a)	8,387	809,010
Advanced Micro Devices, Inc. (a)	208,514	19,320,907
Allegro MicroSystems LLC (a)	30,430	728,799
Ambarella, Inc. (a)	12,258	957,718
Amkor Technology, Inc.	65,560	966,354
Analog Devices, Inc.	65,724	9,140,894
Applied Materials, Inc.	165,517	13,651,842
Array Technologies, Inc.	27,191	1,239,366
ASML Holding NV	13,690	5,992,524
Broadcom, Inc.	71,060	28,536,275
Brooks Automation, Inc.	15,340	1,119,667
Canadian Solar, Inc. (a)(b)	17,741	758,605
Cirrus Logic, Inc. (a)	6,846	548,365
CMC Materials, Inc.	5,530	853,168
Cree, Inc. (a)	21,173	1,913,827
Diodes, Inc. (a)	10,943	743,686
Enphase Energy, Inc. (a)	23,759	3,244,767
Entegris, Inc.	25,455	2,357,642
First Solar, Inc. (a)	22,046	2,059,758
FormFactor, Inc. (a)	19,508	799,828
Inphi Corp. (a)	8,872	1,376,313
Intel Corp.	721,424	34,880,850
KLA-Tencor Corp.	28,449	7,168,295
Kopin Corp. (a)	62,389	124,778
Kulicke & Soffa Industries, Inc.	20,160	613,872
Lam Research Corp.	26,459	11,976,931
Lattice Semiconductor Corp. (a)	28,146	1,177,910
MACOM Technology Solutions Holdings, Inc. (a)	15,006	670,468
Marvell Technology Group Ltd.	122,835	5,686,032
Maxim Integrated Products, Inc.	48,781	4,050,774
Microchip Technology, Inc.	46,920	6,305,579
Micron Technology, Inc. (a)	207,244	13,282,268
MKS Instruments, Inc.	10,841	1,495,841
Monolithic Power Systems, Inc.	8,365	2,676,465
Nova Measuring Instruments Ltd. (a)	7,099	458,169
NVIDIA Corp.	107,495	57,623,770
NXP Semiconductors NV	50,794	8,046,785
ON Semiconductor Corp. (a)	82,681	2,377,079
Power Integrations, Inc.	12,347	881,452
Qorvo, Inc. (a)	21,280	3,334,150
Qualcomm, Inc.	200,415	29,495,076
Rambus, Inc. (a)	25,647	403,171
Semtech Corp. (a)	13,785	930,074
Silicon Laboratories, Inc. (a)	8,303	973,195
Silicon Motion Technology Corp. sponsored ADR	1,025	40,672
SiTime Corp.	4,852	421,978
Skyworks Solutions, Inc.	29,384	4,148,139
SolarEdge Technologies, Inc. (a)	9,521	2,646,648
SunPower Corp. (a)(b)	40,644	900,671
Synaptics, Inc. (a)	7,032	546,879
Teradyne, Inc.	30,637	3,380,487
Texas Instruments, Inc.	162,747	26,242,954
Tower Semiconductor Ltd. (a)	22,545	551,451
Universal Display Corp.	8,579	1,964,934
Xilinx, Inc.	44,510	6,478,431
		339,438,988
Software - 15.1%
2U, Inc. (a)(b)	20,491	662,064
ACI Worldwide, Inc. (a)	36,828	1,199,856
Adobe, Inc. (a)	85,236	40,782,869
Alarm.com Holdings, Inc. (a)	10,383	788,174
Altair Engineering, Inc. Class A (a)	11,363	612,466
ANSYS, Inc. (a)	15,033	5,082,056
AppFolio, Inc. (a)	4,767	776,687
Appian Corp. Class A (a)(b)	8,644	1,210,160
Aspen Technology, Inc. (a)	12,932	1,738,707
Atlassian Corp. PLC (a)	25,149	5,659,782
Autodesk, Inc. (a)	38,501	10,789,135
Bentley Systems, Inc. Class B	43,583	1,537,172
Blackbaud, Inc.	1,543	85,004
BlackLine, Inc. (a)	11,498	1,413,104
Bottomline Technologies, Inc. (a)	16,134	736,356
Cadence Design Systems, Inc. (a)	46,392	5,395,390
CDK Global, Inc.	9,115	436,609
Cerence, Inc. (a)(b)	8,941	811,396
Check Point Software Technologies Ltd. (a)	24,646	2,900,341
Citrix Systems, Inc.	26,452	3,277,932
CommVault Systems, Inc. (a)	4,128	197,153
Cornerstone OnDemand, Inc. (a)	28,594	1,262,425
Coupa Software, Inc. (a)	13,213	4,345,888
Crowdstrike Holdings, Inc. (a)	27,844	4,267,928
CyberArk Software Ltd. (a)	11,653	1,338,580
Datadog, Inc. Class A (a)	34,087	3,371,886
Descartes Systems Group, Inc. (a)	16,632	986,111
Digital Turbine, Inc. (a)	18,040	811,439
DocuSign, Inc. (a)	32,998	7,519,584
Domo, Inc. Class B (a)	13,724	521,375
Dropbox, Inc. Class A (a)	12,421	248,047
Duck Creek Technologies, Inc. (a)	22,141	880,326
Everbridge, Inc. (a)	10,190	1,293,519
FireEye, Inc. (a)	82,137	1,234,519
Five9, Inc. (a)	12,047	1,869,694
Fortinet, Inc. (a)	33,704	4,153,344
GTY Govtech, Inc. (a)	28,697	102,735
Intuit, Inc.	47,397	16,684,692
j2 Global, Inc. (a)	15,984	1,432,326
JFrog Ltd. (b)	252	17,731
LivePerson, Inc. (a)	16,107	940,971
Magic Software Enterprises Ltd.	12,568	207,749
Manhattan Associates, Inc. (a)	12,557	1,283,828
Microsoft Corp.	1,339,381	286,721,291
MicroStrategy, Inc. Class A (a)	3,444	1,180,500
Mimecast Ltd. (a)	27,670	1,244,597
nCino, Inc. (a)(b)	252	20,535
NICE Systems Ltd. sponsored ADR (a)	8,532	2,079,419
Nortonlifelock, Inc.	16,698	304,405
Nuance Communications, Inc. (a)	41,297	1,781,140
Nutanix, Inc. Class A (a)	19,755	541,089
Open Text Corp. (b)	48,545	2,144,233
Parametric Technology Corp. (a)	21,951	2,367,415
Paylocity Holding Corp. (a)	10,285	2,022,031
Pegasystems, Inc.	15,135	1,980,869
Pluralsight, Inc. (a)	4,184	68,534
Progress Software Corp.	19,573	784,877
Proofpoint, Inc. (a)	5,568	576,232
Qualys, Inc. (a)(b)	9,971	947,345
Rapid7, Inc. (a)	17,000	1,273,980
RealPage, Inc. (a)	15,695	1,082,798
Sapiens International Corp. NV	16,969	506,525
Splunk, Inc. (a)	31,117	6,353,469
Sprout Social, Inc. (a)	11,809	606,746
SPS Commerce, Inc. (a)	7,631	786,527
SS&C Technologies Holdings, Inc.	46,264	3,187,127
Sumo Logic, Inc.	276	7,231
SurveyMonkey (a)	43,454	924,701
Synopsys, Inc. (a)	26,886	6,116,565
Talend SA ADR (a)	15,024	563,851
Telos Corp.	28	562
Tenable Holdings, Inc. (a)	34,228	1,232,550
The Trade Desk, Inc. (a)	7,631	6,876,065
Upland Software, Inc. (a)	16,943	775,142
Varonis Systems, Inc. (a)	6,553	790,554
Verint Systems, Inc. (a)	21,048	1,198,894
Workday, Inc. Class A (a)	30,904	6,946,910
Xperi Holding Corp.	50,617	965,772
Zoom Video Communications, Inc. Class A (a)	32,475	15,534,741
Zscaler, Inc. (a)	23,895	3,721,646
		505,083,978
Technology Hardware, Storage & Peripherals - 11.2%
Apple, Inc.	3,034,529	361,260,669
Corsair Gaming, Inc. (b)	19,504	740,762
Logitech International SA (b)	31,662	2,859,079
NetApp, Inc.	60,816	3,242,101
Seagate Technology LLC	62,322	3,665,157
Super Micro Computer, Inc. (a)	18,481	521,349
Western Digital Corp.	20,578	923,541
		373,212,658

TOTAL INFORMATION TECHNOLOGY		1,406,220,506

MATERIALS - 0.3%
Chemicals - 0.1%
AgroFresh Solutions, Inc. (a)	54,887	126,240
Balchem Corp.	3,494	362,293
Innospec, Inc.	11,568	951,931
Loop Industries, Inc. (a)(b)	26,183	218,890
Methanex Corp. (b)	26,586	1,111,295
		2,770,649
Construction Materials - 0.0%
Forterra, Inc. (a)	21,951	407,191
Containers & Packaging - 0.0%
Pactiv Evergreen, Inc. (b)	30,252	510,654
Silgan Holdings, Inc.	19,681	665,218
		1,175,872
Metals & Mining - 0.2%
Ferroglobe PLC (a)	172,104	218,572
Ferroglobe Representation & Warranty Insurance (a)(c)	7,187	0
Kaiser Aluminum Corp.	10,687	833,372
Pan American Silver Corp.	43,923	1,297,046
Royal Gold, Inc.	11,245	1,242,235
SSR Mining, Inc. (a)(b)	34,169	629,564
Steel Dynamics, Inc.	55,783	2,019,902
		6,240,691
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	14,184	116,167

TOTAL MATERIALS		10,710,570

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Finance Trust, Inc.	2,760	20,369
CareTrust (REIT), Inc.	46,916	911,578
CyrusOne, Inc.	23,465	1,640,438
Diversified Healthcare Trust (SBI)	66,968	295,329
Equinix, Inc.	14,759	10,298,683
Gaming & Leisure Properties	45,337	1,883,299
Gladstone Commercial Corp.	935	16,914
Hospitality Properties Trust (SBI)	124,020	1,470,877
Host Hotels & Resorts, Inc.	211,318	2,964,792
Industrial Logistics Properties Trust	28,126	611,178
Lamar Advertising Co. Class A	21,621	1,721,248
Potlatch Corp.	24,817	1,154,983
Regency Centers Corp.	1,353	61,670
Retail Opportunity Investments Corp.	1,397	18,133
Sabra Health Care REIT, Inc.	118,234	1,948,496
SBA Communications Corp. Class A	18,781	5,393,528
Uniti Group, Inc.	52,135	535,948
		30,947,463
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP	3,531	53,918
Colliers International Group, Inc. (b)	8,384	747,769
eXp World Holdings, Inc. (a)	14,881	793,604
FirstService Corp.	8,325	1,149,266
Redfin Corp. (a)	20,530	983,182
The RMR Group, Inc.	2,440	90,378
		3,818,117

TOTAL REAL ESTATE		34,765,580

UTILITIES - 0.8%
Electric Utilities - 0.7%
Alliant Energy Corp.	37,915	1,994,329
American Electric Power Co., Inc.	102,926	8,737,388
Exelon Corp.	134,847	5,538,166
MGE Energy, Inc.	10,083	692,400
Otter Tail Corp.	4,385	174,611
Xcel Energy, Inc.	85,635	5,768,374
		22,905,268
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC (b)	38,941	1,339,181
Multi-Utilities - 0.1%
NorthWestern Energy Corp.	25,198	1,461,484
Water Utilities - 0.0%
Middlesex Water Co.	6,477	443,610

TOTAL UTILITIES		26,149,543

TOTAL COMMON STOCKS
(Cost $1,849,917,903)		3,327,900,734

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.09% (d)	14,815,879	14,818,842
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	50,627,515	50,632,578
TOTAL MONEY MARKET FUNDS
(Cost $65,449,217)		65,451,420
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $1,915,367,120)		3,393,352,154
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(47,231,535)
NET ASSETS - 100%		$3,346,120,619

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	74	Dec. 2020	$18,169,960	$814,941	$814,941

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $72,170,501.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,148,542
Fidelity Securities Lending Cash Central Fund	3,670,859
Total	$4,819,401

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$556,126,225	$556,126,225	$--	$--
Consumer Discretionary	571,260,625	571,246,620	14,005	--
Consumer Staples	123,595,393	123,595,393	--	--
Energy	5,145,338	5,145,338	--	--
Financials	127,082,516	127,082,516	--	--
Health Care	346,834,958	346,787,941	--	47,017
Industrials	120,009,480	120,009,480	--	--
Information Technology	1,406,220,506	1,406,220,506	--	--
Materials	10,710,570	10,710,570	--	--
Real Estate	34,765,580	34,765,580	--	--
Utilities	26,149,543	26,149,543	--	--
Money Market Funds	65,451,420	65,451,420	--	--
Total Investments in Securities:	$3,393,352,154	$3,393,291,132	$14,005	$47,017
Derivative Instruments:
Assets
Futures Contracts	$814,941	$814,941	$--	$--
Total Assets	$814,941	$814,941	$--	$--
Total Derivative Instruments:	$814,941	$814,941	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$814,941	$0
Total Equity Risk	814,941	0
Total Value of Derivatives	$814,941	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2020
Assets
Investment in securities, at value (including securities loaned of $49,401,928) — See accompanying schedule: Unaffiliated issuers (cost $1,849,917,903)	$3,327,900,734
Fidelity Central Funds (cost $65,449,217)	65,451,420
Total Investment in Securities (cost $1,915,367,120)		$3,393,352,154
Segregated cash with brokers for derivative instruments		1,258,000
Foreign currency held at value (cost $134,731)		136,544
Receivable for investments sold		2,097,810
Dividends receivable		2,357,224
Distributions receivable from Fidelity Central Funds		162,342
Receivable for daily variation margin on futures contracts		28,860
Other receivables		532
Total assets		3,399,393,466
Liabilities
Payable to custodian bank	$254,241
Payable for investments purchased	1,831,406
Accrued management fee	560,710
Collateral on securities loaned	50,626,490
Total liabilities		53,272,847
Net Assets		$3,346,120,619
Net Assets consist of:
Paid in capital		$1,867,884,295
Total accumulated earnings (loss)		1,478,236,324
Net Assets		$3,346,120,619
Net Asset Value per share ($3,346,120,619 ÷ 7,050,000 shares)		$474.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2020
Investment Income
Dividends		$24,375,201
Interest		60,384
Income from Fidelity Central Funds (including $3,670,859 from security lending)		4,819,401
Total income		29,254,986
Expenses
Management fee	$5,550,281
Independent trustees' fees and expenses	13,919
Miscellaneous	22,360
Total expenses		5,586,560
Net investment income (loss)		23,668,426
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(46,425,575)
Redemptions in-kind with affiliated entities	137,461,382
Fidelity Central Funds	2,601
Foreign currency transactions	36,988
Futures contracts	63,657,641
Total net realized gain (loss)		154,733,037
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	804,775,162
Fidelity Central Funds	(865)
Assets and liabilities in foreign currencies	2,710
Futures contracts	(20,661,643)
Total change in net unrealized appreciation (depreciation)		784,115,364
Net gain (loss)		938,848,401
Net increase (decrease) in net assets resulting from operations		$962,516,827

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2020	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,668,426	$22,964,780
Net realized gain (loss)	154,733,037	90,871,653
Change in net unrealized appreciation (depreciation)	784,115,364	246,608,407
Net increase (decrease) in net assets resulting from operations	962,516,827	360,444,840
Distributions to shareholders	(43,848,230)	(22,429,700)
Share transactions
Proceeds from sales of shares	451,237,974	216,266,412
Cost of shares redeemed	(226,256,019)	(200,133,424)
Net increase (decrease) in net assets resulting from share transactions	224,981,955	16,132,988
Total increase (decrease) in net assets	1,143,650,552	354,148,128
Net Assets
Beginning of period	2,202,470,067	1,848,321,939
End of period	$3,346,120,619	$2,202,470,067
Other Information
Shares
Sold	1,160,000	730,000
Redeemed	(570,000)	(690,000)
Net increase (decrease)	590,000	40,000

See accompanying notes which are an integral part of the financial statements.

Fidelity Nasdaq Composite Index Tracking Stock

Years ended November 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$340.94	$287.90	$270.47	$209.73	$201.07
Income from Investment Operations
Net investment income (loss)A	3.45	3.53	2.76	2.40	2.43
Net realized and unrealized gain (loss)	136.80	52.98	17.36	60.58	8.56
Total from investment operations	140.25	56.51	20.12	62.98	10.99
Distributions from net investment income	(3.42)	(3.47)	(2.69)	(2.24)	(2.33)
Distributions from net realized gain	(3.14)	–	–	–	–
Total distributions	(6.56)	(3.47)	(2.69)	(2.24)	(2.33)
Net asset value, end of period	$474.63	$340.94	$287.90	$270.47	$209.73
Total ReturnB,C	41.87%	19.83%	7.42%	30.21%	5.56%
Ratios to Average Net AssetsD,E
Expenses before reductions	.21%	.27%	.27%	.31%	.32%
Expenses net of fee waivers, if any	.21%	.21%	.21%	.21%	.21%
Expenses net of all reductions	.21%	.21%	.21%	.21%	.21%
Net investment income (loss)	.90%	1.15%	.95%	.99%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$3,346,121	$2,202,470	$1,848,322	$1,479,445	$755,017
Portfolio turnover rateF,G	19%	6%	10%	12%	6%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Based on net asset value.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2020

1. Organization.

Fidelity Nasdaq Composite Index Tracking Stock (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

In November 2020, the Board of Trustees approved a change in the name of Fidelity Nasdaq Composite Index Tracking Stock to Fidelity Nasdaq Composite Index ETF effective January 29, 2021.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,510,121,274
Gross unrealized depreciation	(34,098,646)
Net unrealized appreciation (depreciation)	$1,476,022,628
Tax Cost	$1,917,329,526

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$4,862,342
Capital loss carryforward	$(2,379,130)
Net unrealized appreciation (depreciation) on securities and other investments	$1,475,753,111

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,372,038)
Long-term	(7,092)
Total capital loss carryforward	$(2,379,130)

The tax character of distributions paid was as follows:

	November 30, 2020	November 30, 2019
Ordinary Income	$24,911,230	$ 22,429,700
Long-term Capital Gains	18,937,000	–
Total	$43,848,230	$ 22,429,700

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nasdaq Composite Index Tracking Stock	883,667,114	467,505,738

Securities received and delivered in-kind through subscriptions and redemptions totaled $415,770,795 and $223,255,491, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Fund pays an all-inclusive management fee based on an annual rate of .21% of the Fund's average net assets; and the investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,300.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Nasdaq Composite Index Tracking Stock	$363,830	$42,752	$681,308

8. Share Transactions.

The Fund issues and redeems shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the Fund and redemption proceeds are paid with a basket of securities from the Fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Nasdaq Composite Index Tracking Stock

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Nasdaq Composite Index Tracking Stock (the “Fund”) as of November 30, 2020, the related statement of operations for the year ended November 30, 2020, the statement of changes in net assets for each of the two years in the period ended November 30, 2020, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2020 and the financial highlights for each of the five years in the period ended November 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2020 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

January 13, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 305 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bettina Doulton (1964)

Year of Election or Appointment: 2020

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2013-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2018

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2017

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York, a member of the Board of NYC Leadership Academy (2012-present) and a member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Garnett A. Smith (1947)

Year of Election or Appointment: 2017

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2018

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Non-Executive Chairman of the Board of Fortune Brands Home and Security (home and security products, 2011-present), and a member of the Board (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2017

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Lautenbach also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lautenbach currently serves as Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has in the past served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a Trustee of certain Fidelity® funds (2000-2020) and a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010); as well as Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach had a 30-year career with IBM (technology company), during which time he served as Senior Vice President and as a member of the Corporate Executive Committee (1968-1998).

Peter S. Lynch (1944)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2020 to November 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period-B June 1, 2020 to November 30, 2020
Fidelity Nasdaq Composite Index Tracking Stock	.21%
Actual		$1,000.00	$1,289.20	$1.20
Hypothetical-C		$1,000.00	$1,023.95	$1.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 1.24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 21%, 100%, 100%, and 100% of the dividends distributed in December, March, June, and September, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 24%, 100%, 100%, and 100% of the dividends distributed in December, March, June, and September, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 2% of the dividend distributed in December during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	1,874,569,078.208	94.642
Withheld	106,117,446.354	5.358
TOTAL	1,980,686,524.562	100.000
Donald F. Donahue
Affirmative	1,875,155,043.636	94.672
Withheld	105,531,480.926	5.328
TOTAL	1,980,686,524.562	100.000
Bettina Doulton
Affirmative	1,878,060,003.908	94.819
Withheld	102,626,520.654	5.181
TOTAL	1,980,686,524.562	100.000
Vicki L. Fuller
Affirmative	1,879,015,465.490	94.867
Withheld	101,671,059.072	5.133
TOTAL	1,980,686,524.562	100.00
Patricia L. Kampling
Affirmative	1,878,626,203.364	94.847
Withheld	102,060,321.198	5.153
TOTAL	1,980,686,524.562	100.000
Alan J. Lacy
Affirmative	1,870,906,316.074	94.457
Withheld	109,780,208.488	5.543
TOTAL	1,980,686,524.562	100.000
Ned C. Lautenbach
Affirmative	1,865,578,749.008	94.188
Withheld	115,107,775.554	5.812
TOTAL	1,980,686,524.562	100.000
Robert A. Lawrence
Affirmative	1,873,791,829.180	94.603
Withheld	106,894,695.382	5.397
TOTAL	1,980,686,524.562	100.000
Joseph Mauriello
Affirmative	1,868,662,240.640	94.344
Withheld	112,024,283.922	5.656
TOTAL	1,980,686,524.562	100.000
Cornelia M. Small
Affirmative	1,871,714,170.478	94.498
Withheld	108,972,354.084	5.502
TOTAL	1,980,686,524.562	100.000
Garnett A. Smith
Affirmative	1,869,833,215.078	94.403
Withheld	110,853,309.484	5.597
TOTAL	1,980,686,524.562	100.000
David M. Thomas
Affirmative	1,870,996,538.172	94.462
Withheld	109,689,986.390	5.538
TOTAL	1,980,686,524.562	100.000
Susan Tomasky
Affirmative	1,869,542,145.200	94.389
Withheld	111,144,379.362	5.611
TOTAL	1,980,686,524.562	100.000
Michael E. Wiley
Affirmative	1,870,697,498.144	94.447
Withheld	109,989,026.418	5.553
TOTAL	1,980,686,524.562	100.000
Proposal 1 reflects trust wide proposal and voting results.

ETF-ANN-0121
1.795540.117

Item 2.

Code of Ethics

As of the end of the period, November 30, 2020, Fidelity Commonwealth Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index Tracking Stock (the “Fund”):

Services Billed by PwC

November 30, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Tracking Stock	$45,800	$4,500	$12,700	$1,800

November 30, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Tracking Stock	$54,000	$4,400	$5,900	$2,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2020A	November 30, 2019A
Audit-Related Fees	$9,377,400	$7,890,000
Tax Fees	$30,000	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2020A	November 30, 2019A
PwC	$14,501,300	$12,550,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of November 30, 2020, the members of the Audit Committee were Joseph Mauriello, Donald F. Donahue, Patricia L. Kampling, Alan J. Lacy, Garnett A. Smith and Susan Tomasky.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 22, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 22, 2021